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                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

            Read instructions at end of Form before preparing Form

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 1.     Name and address of issuer: Massachusetts Mutual Variable Life Separate
                                    Account I
                                    1295 State Street
                                    Springfield, MA 01111-0001

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 2.     The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list the series or classes): [X]

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 3.     Investment Company Act File Number: 811-08075

        Securities Act File Numbers: 033-23126, 033-89798, 333-41657,
        333-88503, 333-49475, 333-50410, 333-101495, 333-114171, 033-32361,
        033-87904, 333-65887, 333-22557, 333-150916, 333-206438

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 4(a).  Last day of fiscal year for which this Form is filed: December 31, 2015

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 4(b).  [_]  Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

 Note: If the Form is being filed late, interest must be paid on the registration fee due.
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 4(c).  [_]  Check box if this is the last time the issuer will be filing this
             Form

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 5.  Calculation of registration fee:

     (i)     Aggregate sale price of
             securities sold during the fiscal
             year pursuant to section 24(f):                       $ 63,560,470
                                                                   ------------
     (ii)    Aggregate price of securities
             redeemed or repurchased during
             the fiscal year:                   $  175,099,952
                                                --------------
     (iii)   Aggregate price of securities
             redeemed or repurchased during
             any prior fiscal year ending
             no earlier than October 11, 1995
             that were not previously used to
             reduce registration fees payable
             to the Commission.                 $  260,798,941
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     (iv)    Total available redemption
             credits [add items 5(ii) and
             5(iii)                                                $435,898,893
                                                                   ------------
     (v)     Net sales - if Items 5(i) is
             greater than Item 5(iv) [subtract
             Item 5(iv) from Item 5(i)]:                           $          0
                                                                   ------------
     (vi)    Redemption credits available for
             use in future years - if Item
             5(i) is less than Item 5(iv)
             [subtract Item 5(iv) from Item
             5(i)]:                             $(372,338,423)
                                                --------------

     (vii)   Multiplier for determining
             registration fee (See Instruction
             C.9):                                             X       .0001007
                                                                   ------------
     (viii)  Registration fee due [multiply
             Item 5(v) by Item 5(vii] (enter
             "0" if no fee is due):                            =   $          0
                                                                   ============
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 6.  Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
     __________ If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __________

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 7.  Interest due - If this form is being
     filed more than 90 days after the end of
     the issuer's fiscal year (see Instruction
     D):
                                                               +   $          0
                                                                   ------------
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 8.  Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                               =   $          0
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 9.  Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

             Method of Delivery:

                   [_] Wire Transfer
                   [_] Mail or other means

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                                   SIGNATURE

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By (Signature and Title)*  /s/ Martin B. John
                           ----------------------------------------------------
                           Martin B. John
                           Vice President, Insurance Benefits & Accounting


Date:    February 25, 2016
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 *Please print the name and title of the signing officer below the signature.

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